Employee Stock And Incentive Plan (Summary Of Compensation Costs) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Income tax benefit	$ 174	$ 168	$ 421
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation within opertions and maintenance expense			30
Income tax benefit	193	189	461
Performance Share Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation within opertions and maintenance expense	4,419	4,996	3,437
Income tax benefit	1,796	2,044	1,400
Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation within opertions and maintenance expense	1,076	1,122	813
Income tax benefit	$ 444	464	336
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation within opertions and maintenance expense		691	770
Income tax benefit		$ 287	$ 320